FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$710	$710
Accounts and other receivable, net (current and non-current)	—	—	3,158	3,158
Financial assets (current and non-current) (1) (2)	48	280	198	526
Total (3)	$48	$280	$4,066	$4,394
Financial liabilities
Accounts payable and other (current and non-current) (1) (4)	$35	$4	$2,237	$2,276
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	7,844	7,844
Exchangeable and class B shares (5)	—	—	2,432	2,432
Total	$35	$4	$12,513	$12,552
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(1)FVOCI includes derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)FVOCI includes $273 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(3)Total financial assets include $1,025 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $809 million.
(5)Class C shares are also classified as financial liabilities due to their cash redemption feature. The class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 24 for additional information.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2024:

	Measurement Basis
(US$ MILLIONS)	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,008	$1,008
Accounts and other receivable, net (current and non-current)	—	—	3,229	3,229
Financial assets (current and non-current) (1)	11	184	158	353
Total (2)	$11	$184	$4,395	$4,590
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$—	$55	$3,641	$3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	8,490	8,490
Exchangeable and class B shares (4)	—	—	1,709	1,709
Total	$—	$55	$13,840	$13,895
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(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 3(a) below.
(2)Total financial assets include $634 million of assets pledged as collateral.
(3)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $1,580 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. The class C shares meet certain qualifying criteria and are presented as equity in accordance with IAS 32. See Note 24 for additional information.

(US$ MILLIONS)	2025	2024
Current
Restricted cash	$80	$61
Derivative assets	—	106
Total current	$80	$167
Non-current
Marketable securities (1)	$273	$—
Restricted cash	35	22
Derivative assets	42	78
Loans and notes receivable	83	75
Other financial assets	13	11
Total non-current	$446	$186
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(1)Marketable securities include $273 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.

(US$ MILLIONS)	2025	2024
Current, net	$1,207	$1,337
Non-current, net
Accounts receivable	46	100
Retainer on customer contract	58	55
Billing rights	720	597
Loan receivable from Brookfield Business Partners (1)	1,127	1,140
Total non-current, net	$1,951	$1,892
Total	$3,158	$3,229
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(1)See Note 25 for additional information.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Loss allowance - beginning	$299	$137
Add: increase in allowance	41	221
Deduct: bad debt write offs	(37)	(33)
Foreign currency translation and other	42	(26)
Loss allowance - ending	$345	$299